Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income

5. Accumulated Other Comprehensive Income:

The following table provides a rollforward of the components of accumulated other comprehensive loss, net of tax, for the six months ended June 30, 2014 (in millions):

	Gains and Losses on Cash Flow Hedges	Currency Translation	Other	Accumulated Other Comprehensive Income
Balance at December 31, 2013	$4	$15	$(3)	$16

Other comprehensive income before reclassifications	(6)	21	—	15
Split-off of AS from SunGard	—	(82)	—	(82)
Amounts reclassified from accumulated other comprehensive income, net of tax	4	—	—	4

Net current-period other comprehensive income (loss)	(2)	(61)	—	(63)

Balance at June 30, 2014	$2	$(46)	$(3)	$(47)

The following table summarizes the unrealized gains (losses) on derivative instruments including the impact of components reclassified into net income from accumulated other comprehensive income for the three and six months ended June 30, 2013 and 2014 (in millions):

	Three months ended June 30,		Six months ended June 30,		Affected Line Item in the Statement of Comprehensive Income (Loss) for Components Reclassified from OCI
Other Comprehensive Income Components	2013	2014	2013	2014
Unrealized gain (loss) on derivative instruments and other	$(1)	$(8)	$—	$(6)

Loss (gain) on derivatives reclassified into income:
Interest rate contracts	1	1	4	3	Interest expense and amortization of deferred financing fees
Forward currency hedges	(1)	1	(2)	—	Cost of sales and direct operating

Total reclassified into income	—	2	2	3
Income tax benefit (expense)	—	1	(1)	1

Amounts reclassified from accumulated other comprehensive income net of tax	—	3	1	4

Unrealized gain (loss) on derivative instruments, net of tax	$(1)	$(5)	$1	$(2)

6. Accumulated Other Comprehensive Income:

The following table summarizes the unrealized gains (losses) on derivative instruments including the impact of components reclassified into net income from accumulated other comprehensive income for the years ended December 31, 2011, 2012 and 2013 (in millions):

	Year Ended December 31,
Other Comprehensive Income Components	2011	2012	2013	Affected Line Item in the Statement of Comprehensive Income for Components Reclassified from OCI
Unrealized gain (loss) on derivative instruments and other	$(13)	(1)	$—
Loss (gain) on derivatives reclassified into income
Interest rate contracts	34	10	6	Interest expense and amortization of deferred financing fees
Forward Currency Hedges	(2)	3	—	Cost of sales and direct operating

Total reclassified into income	32	13	6
Income tax benefit (expense)	(10)	(2)	(3)

Amounts reclassified from accumulated other comprehensive income net of tax	22	11	3

Unrealized gain (loss) on derivative instruments, net of tax	$9	$10	$3

The following table provides a rollforward of the components of accumulated other comprehensive loss, net of tax, through December 31, 2013 as follows (in millions):

	Gains and Losses on Cash Flow Hedges	Currency Translation	Other	Accumulated Other Comprehensive Income
Balance at December 31, 2011	$(9)	$(37)	$—	$(46)
Other comprehensive income before reclassifications	(1)	33	—	32
Amounts reclassified from accumulated other comprehensive income net of tax	11	—	—	11

Net current-period other comprehensive income	10	33	—	43

Balance at December 31, 2012	1	(4)	—	(3)

Other comprehensive income before reclassifications	—	19	(3)	16
Amounts reclassified from accumulated other comprehensive income net of tax	3	—	—	3

Net current-period other comprehensive income	3	19	(3)	19

Balance at December 31, 2013	$4	$15	$(3)	$16